UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund

Fidelity® Connecticut Municipal Money Market Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

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Contents

Note to Shareholders
Fidelity® Connecticut Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2020

% of fund's net assets
General Obligations	40.4
Health Care	17.2
Education	11.9
Special Tax	8.4
Water & Sewer	8.4

Quality Diversification (% of fund's net assets)

As of May 31, 2020
AAA	5.6%
AA,A	72.2%
BBB	15.3%
BB and Below	1.8%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Connecticut - 97.3%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,717,336
5% 2/15/24	645,000	681,978
5% 2/15/32 (Pre-Refunded to 2/15/22 @ 100)	1,110,000	1,199,721
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,189,870
5% 8/15/32 (FSA Insured)	3,090,000	3,656,737
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,237,750
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,209,420
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,202,110
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,518,048
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,147,940
5% 7/1/49 (a)	2,925,000	3,422,250
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,978,790
5% 10/15/27	1,000,000	1,109,670
Series 2014 G, 5% 11/15/28	7,000,000	7,967,260
Series 2015 B:
5% 6/15/27	4,825,000	5,610,221
5% 6/15/30	1,290,000	1,478,353
5% 6/15/32	5,500,000	6,248,275
Series 2015 F, 5% 11/15/31	4,000,000	4,600,080
Series 2016 A, 5% 3/15/31	6,950,000	8,080,001
Series 2018 A:
5% 4/15/30	2,500,000	3,058,300
5% 4/15/38	1,700,000	2,005,762
Series 2018 C, 5% 6/15/31	725,000	883,797
Series 2019 A:
4% 4/15/37	1,825,000	2,023,505
5% 4/15/25	1,140,000	1,341,347
5% 4/15/28	7,450,000	9,229,582
5% 4/15/35	2,000,000	2,427,760
5% 4/15/36	2,300,000	2,779,412
5% 4/15/39	2,450,000	2,932,356
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,100,648
5% 7/1/32	1,000,000	1,143,870
Series 2017, 5% 7/1/30	2,400,000	2,786,064
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	94,588
5% 7/1/28	600,000	709,494
5% 7/1/29	350,000	411,982
5% 7/1/30	1,100,000	1,284,712
5% 7/1/31	1,300,000	1,506,362
5% 7/1/32	1,050,000	1,206,156
5% 7/1/33	700,000	797,615
5% 7/1/34	750,000	851,798
5% 7/1/42	2,000,000	2,224,580
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	10,896,010
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	51,018
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (b)	250,000	257,173
Series 2014 A, 1.1%, tender 2/7/23 (b)	615,000	627,042
Series 2014 B, 1.8%, tender 7/1/24 (b)	1,260,000	1,306,759
Series 2011 M, 5.375% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	2,485,000	2,623,166
Series 2013 N:
5% 7/1/24	400,000	449,636
5% 7/1/25	300,000	336,291
Series 2014 E:
5% 7/1/28	3,260,000	3,736,123
5% 7/1/29	3,840,000	4,388,467
Series 2015 L, 5% 7/1/29	1,500,000	1,684,140
Series 2016 K, 4% 7/1/46	7,000,000	7,094,360
Series 2018 K3, 5% 7/1/38	985,000	1,018,076
Series 2019 A:
4% 7/1/49	2,625,000	2,689,155
5% 7/1/49 (c)	6,000,000	6,744,180
Series 2020 C, 4% 7/1/45	1,800,000	1,896,966
Series A, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,151,320
Series E:
5% 7/1/28	1,250,000	1,403,425
5% 7/1/42	5,000,000	5,422,500
Series F, 5% 7/1/45	4,890,000	5,377,044
Series G:
5% 7/1/29 (c)	1,055,000	1,274,018
5% 7/1/30 (c)	275,000	322,578
5% 7/1/34 (c)	695,000	772,743
5% 7/1/39 (c)	2,600,000	2,796,924
5% 7/1/50 (c)	1,000,000	1,044,000
Series H1, 5% 7/1/41	1,250,000	1,269,213
Series J, 5% 11/1/25	1,465,000	1,552,534
Series K1:
5% 7/1/24	600,000	639,672
5% 7/1/25	1,240,000	1,331,698
5% 7/1/27	250,000	269,848
Series K3, 5% 7/1/48	3,695,000	3,757,741
Series L:
5% 7/1/26	1,000,000	1,136,170
5% 7/1/27	2,000,000	2,257,080
Series N:
4% 7/1/39	1,850,000	1,814,406
5% 7/1/21	100,000	102,474
5% 7/1/22	400,000	417,264
5% 7/1/23	415,000	439,352
5% 7/1/24	375,000	401,273
5% 7/1/25	340,000	366,459
5% 7/1/27	430,000	466,649
5% 7/1/31	500,000	538,280
5% 7/1/32	550,000	586,350
5% 7/1/33	720,000	760,104
5% 7/1/34	675,000	710,303
Series O, 5% 7/1/23	235,000	261,691
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (a)	950,000	966,158
5% 11/15/23 (a)	1,100,000	1,229,129
Series 2017 B:
5% 11/15/22 (a)	975,000	1,059,796
5% 11/15/24 (a)	1,065,000	1,218,498
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	380,000	389,899
Series 2013 B2, 4% 11/15/32	1,080,000	1,113,934
Series 2014 C, 4% 11/15/44	450,000	472,149
Series 2016 F, 3.5% 5/15/39 (a)	1,585,000	1,669,322
Series 2019 B1, 4% 5/15/49	3,950,000	4,422,934
Series 2019 F, 3.5% 11/15/43	4,000,000	4,329,960
Series A2:
5% 11/15/26 (a)	840,000	1,027,354
5% 5/15/27 (a)	1,890,000	2,329,973
5% 11/15/27 (a)	860,000	1,071,818
5% 5/15/28 (a)	615,000	771,948
5% 11/15/28 (a)	225,000	285,055
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,112,530
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	10,000,000	10,930,787
5% 1/1/28	1,000,000	1,090,950
5% 1/1/31	5,000,000	5,424,200
Series 2015 A, 5% 8/1/34	6,000,000	6,868,380
Series A:
5% 5/1/28	1,000,000	1,250,840
5% 9/1/33	1,000,000	1,126,260
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,037
Series 2014 B:
5% 8/15/25	450,000	530,460
5% 8/15/26	700,000	823,249
5% 8/15/27	750,000	881,370
5% 8/15/28	1,000,000	1,173,350
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	5,915,246
Series 2014 A:
5% 11/1/28	1,000,000	1,157,880
5% 11/1/29	1,850,000	2,132,625
5% 11/1/30	2,480,000	2,847,412
5% 11/1/31	2,905,000	3,320,676
5% 11/1/42	2,115,000	2,366,833
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,241,510
5% 7/15/32	1,250,000	1,540,975
5% 7/15/33	1,000,000	1,225,850
5% 7/15/34	1,000,000	1,222,070
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,084,190
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,130,784
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,171,550
5% 7/1/29 (FSA Insured)	1,000,000	1,167,530
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,065,240
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,085,820
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	220,000	228,491
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,857,405
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,904,525
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,090,388
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,190,076
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,295,991
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	2,003,660
5% 3/1/33 (FSA Insured)	1,900,000	2,315,853
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	702,515
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	783,774
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	872,238
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	44,460
5% 8/15/28 (FSA Insured)	1,500,000	1,735,125
5% 8/15/30 (FSA Insured)	1,000,000	1,146,780
5% 8/15/34 (FSA Insured)	1,000,000	1,128,350
5% 8/15/35 (FSA Insured)	1,000,000	1,124,100
5% 9/1/29 (FSA Insured)	2,655,000	3,009,655
5% 9/1/31 (FSA Insured)	1,430,000	1,608,221
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33 (Pre-Refunded to 8/1/22 @ 100)	1,110,000	1,223,964
Series 2013 A, 5% 8/1/43 (Pre-Refunded to 8/1/22 @ 100)	2,000,000	2,205,340
Series 32 B:
5% 8/1/32	1,000,000	1,226,290
5% 8/1/33	1,150,000	1,404,875
5% 8/1/37	3,000,000	3,601,800
5% 8/1/38	1,000,000	1,197,350
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,196,440
Series 2019, 5% 1/1/27	1,990,000	2,494,863
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,087,450
Series 2018 A, 5% 4/15/28	4,400,000	5,476,680
Series A, 5% 8/15/27	1,335,000	1,505,146
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	861,600
5% 11/1/25	635,000	730,701
5% 11/1/26	635,000	743,191
Series 2017 B, 5% 11/1/32	400,000	463,788

TOTAL CONNECTICUT		330,214,791

Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	819,240
TOTAL MUNICIPAL BONDS
(Cost $319,365,895)		331,034,031
TOTAL INVESTMENT IN SECURITIES - 97.5%
(Cost $319,365,895)		331,034,031
NET OTHER ASSETS (LIABILITIES) - 2.5%		8,544,168
NET ASSETS - 100%		$339,578,199

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,019,683 or 4.4% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$331,034,031	$--	$331,034,031	$--
Total Investments in Securities:	$331,034,031	$--	$331,034,031	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	40.4%
Health Care	17.2%
Education	11.9%
Special Tax	8.4%
Water & Sewer	8.4%
Housing	5.2%
Others* (Individually Less Than 5%)	8.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $319,365,895)		$331,034,031
Cash		4,800,993
Receivable for fund shares sold		1,966
Interest receivable		4,221,580
Prepaid expenses		75
Other receivables		966
Total assets		340,059,611
Liabilities
Payable for fund shares redeemed	$117,359
Distributions payable	211,480
Accrued management fee	98,120
Other affiliated payables	29,916
Other payables and accrued expenses	24,537
Total liabilities		481,412
Net Assets		$339,578,199
Net Assets consist of:
Paid in capital		$327,794,208
Total accumulated earnings (loss)		11,783,991
Net Assets		$339,578,199
Net Asset Value, offering price and redemption price per share ($339,578,199 ÷ 29,130,627 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Interest		$5,202,378
Expenses
Management fee	$615,406
Transfer agent fees	141,079
Accounting fees and expenses	45,347
Custodian fees and expenses	1,434
Independent trustees' fees and expenses	617
Registration fees	25,698
Audit	29,583
Legal	3,389
Miscellaneous	1,070
Total expenses before reductions	863,623
Expense reductions	(1,243)
Total expenses after reductions		862,380
Net investment income (loss)		4,339,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		125,540
Total net realized gain (loss)		125,540
Change in net unrealized appreciation (depreciation) on investment securities		(4,045,957)
Net gain (loss)		(3,920,417)
Net increase (decrease) in net assets resulting from operations		$419,581

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,339,998	$8,466,463
Net realized gain (loss)	125,540	397,706
Change in net unrealized appreciation (depreciation)	(4,045,957)	19,101,006
Net increase (decrease) in net assets resulting from operations	419,581	27,965,175
Distributions to shareholders	(4,640,270)	(8,466,425)
Share transactions
Proceeds from sales of shares	30,643,292	49,523,566
Reinvestment of distributions	3,243,567	5,884,733
Cost of shares redeemed	(42,161,287)	(49,310,049)
Net increase (decrease) in net assets resulting from share transactions	(8,274,428)	6,098,250
Total increase (decrease) in net assets	(12,495,117)	25,597,000
Net Assets
Beginning of period	352,073,316	326,476,316
End of period	$339,578,199	$352,073,316
Other Information
Shares
Sold	2,606,048	4,284,659
Issued in reinvestment of distributions	276,187	507,582
Redeemed	(3,641,653)	(4,305,656)
Net increase (decrease)	(759,418)	486,585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$11.10	$11.35	$11.30	$11.75	$11.78
Income from Investment Operations
Net investment income (loss)A	.145	.292	.282	.289	.306	.328
Net realized and unrealized gain (loss)	(.110)	.680	(.191)	.185	(.372)	.031
Total from investment operations	.035	.972	.091	.474	(.066)	.359
Distributions from net investment income	(.145)	(.292)	(.282)	(.289)	(.306)	(.328)
Distributions from net realized gain	(.010)	–	(.059)	(.135)	(.078)	(.061)
Total distributions	(.155)	(.292)	(.341)	(.424)	(.384)	(.389)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.66	$11.78	$11.10	$11.35	$11.30	$11.75
Total ReturnC,D	.30%	8.83%	.82%	4.26%	(.66)%	3.10%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.48%F	2.53%	2.52%	2.53%	2.57%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$339,578	$352,073	$326,476	$380,497	$424,798	$443,037
Portfolio turnover rate	13%F	20%	12%	8%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/20
1 - 7	67.3
8 - 30	0.3
31 - 60	15.1
61 - 90	2.5
91 - 180	13.7
> 180	1.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Variable Rate Demand Notes (VRDNs)	39.0%
Tender Option Bond	30.0%
Other Municipal Security	24.2%
Investment Companies	6.5%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

5/31/20
Fidelity® Connecticut Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2020, the most recent period shown in the table, would have been (0.04)%.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 39.0%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 6/5/20, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.45% 6/5/20, VRDN (a)(b)	200,000	200,000
Series 2002, 0.42% 6/5/20, VRDN (a)(b)	1,100,000	1,100,000
		1,300,000
Connecticut - 35.9%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.14% 6/5/20, LOC Citibank NA, VRDN (b)	8,445,000	8,445,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.24% 6/5/20, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.24% 6/5/20, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.2% 6/5/20 (Liquidity Facility Bank of America NA), VRDN (b)	31,140,000	31,140,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Greenwich Hosp. Proj.) Series C, 0.14% 6/5/20, VRDN (b)	3,475,000	3,475,000
(Trinity College Proj.) Series L, 0.17% 6/5/20, LOC JPMorgan Chase Bank, VRDN (b)	7,685,000	7,685,000
(Wesleyan Univ. Proj.) Series H, 0.12% 6/5/20, VRDN (b)	5,280,000	5,280,000
Series 2007 D, 0.16% 6/5/20, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
Series 2011 A, 0.17% 6/5/20, LOC HSBC Bank U.S.A., NA, VRDN (b)	1,750,000	1,750,000
Series 2014 C, 0.15% 6/5/20, VRDN (b)	4,300,000	4,300,000
Series 2014 D, 0.14% 6/5/20, VRDN (b)	8,600,000	8,600,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 0.15% 6/5/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	4,100,000	4,100,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.23% 6/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	12,635,000	12,635,000
Series E 3, 0.17% 6/5/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	750,000	750,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 0.08% 6/5/20, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,679,999
		133,189,999
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.37% 6/5/20, VRDN (b)	500,000	500,000
Series 2007 B, 0.37% 6/5/20, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 6/5/20, VRDN (b)	200,000	200,000
		2,200,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.22% 6/5/20, VRDN (a)(b)	800,000	800,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.45% 6/5/20, VRDN (a)(b)	1,200,000	1,200,000
Series 1998, 0.45% 6/5/20, VRDN (a)(b)	100,000	100,000
		1,300,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.42% 6/5/20, VRDN (a)(b)	300,000	300,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.47% 6/1/20, VRDN (b)	400,000	400,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.45% 6/5/20, VRDN (a)(b)	100,000	100,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.34% 6/5/20, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.3% 6/5/20, VRDN (a)(b)	1,900,000	1,900,000
		2,200,000
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.22% 6/5/20, VRDN (a)(b)	1,100,000	1,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $144,789,999)		144,789,999

Tender Option Bond - 30.0%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.39%, tender (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 29.2%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.24% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	8,000,000	8,000,000
Series Floaters 014, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	23,550,000	23,550,000
Series Floaters G66, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,800,000	3,800,000
Series XM 07 62, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,800,000	3,800,000
Series XM 08 57, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,800,000	3,800,000
Series XM 08 58, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,800,000	3,800,000
Series YX 11 07, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,505,000	4,505,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.19% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters XG 02 04, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,130,000	3,130,000
Series Floaters XM 04 49, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,625,000	3,625,000
Series RBC 2016 ZM0134, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	7,910,000	7,910,000
Series ROC II R 11854, 0.17% 6/5/20 (Liquidity Facility Citibank NA) (b)(c)(e)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.24% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	6,310,000	6,310,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	10,000,000	10,000,000
Participating VRDN Series ROC II R 14073, 0.22% 6/5/20 (Liquidity Facility Citibank NA) (b)(c)(e)	7,000,000	6,999,988
		108,189,988
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.39%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	125,000	125,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.44% 7/10/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	1,200,000	1,200,000
		1,325,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	100,000	100,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)(f)	400,000	400,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	300,000	300,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
		700,000
TOTAL TENDER OPTION BOND
(Cost $111,314,988)		111,314,988

Other Municipal Security - 24.2%
Connecticut - 23.4%
Bethel Gen. Oblig. BAN:
Series 2019, 3% 7/24/20	2,000,000	2,004,861
Series 2020, 2% 7/24/20	4,100,000	4,104,861
Bristol Gen. Oblig. Bonds Series 2011, 5% 7/15/20	1,210,000	1,215,260
Brookfield Gen. Oblig. BAN Series 2019, 2.25% 11/13/20	4,200,000	4,218,493
Connecticut Gen. Oblig. Bonds:
Series 2012 C, 5% 6/1/20	2,230,000	2,230,000
Series 2013 A, 5% 10/15/20	100,000	101,282
Series 2016 G, 5% 11/1/20	2,510,000	2,550,374
Series 2018 E, 5% 9/15/20	2,675,000	2,705,014
Series C, 5% 7/15/20	1,100,000	1,104,600
Series D, 1.16% 8/15/20 (b)(g)	1,250,000	1,251,923
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Fairfield Univ. Proj.) Series O, 5% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	2,500,000	2,508,446
(Yale Univ. Proj.) Series 2017 B, 5%, tender 7/1/20 (b)	5,630,000	5,649,831
Series 2017 B, 5%, tender 7/1/20 (b)	11,460,000	11,496,222
Series O, 5% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	100,000	100,307
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2016 A, 5% 9/1/20	1,225,000	1,237,091
Series B, 5% 10/1/20	250,000	252,881
East Haddam Gen. Oblig. BAN Series 2020, 2% 12/3/20	4,100,000	4,120,116
East Hampton Gen. Oblig. BAN Series 2019, 1.5% 9/11/20	3,800,000	3,801,565
East Lyme Gen. Oblig. BAN Series 2019, 2% 8/13/20	1,000,000	1,001,827
Enfield Gen. Oblig. BAN Series 2019, 3% 8/6/20	1,910,000	1,911,539
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2019 B, 5% 7/15/20	1,630,000	1,637,283
Milford Gen. Oblig. BAN Series 2019, 2.5% 11/3/20	280,000	281,523
Naugatuck Gen. Oblig. BAN Series 2020, 2% 8/20/20	5,455,000	5,465,239
North Haven Gen. Oblig. BAN Series 2019 B, 2.25% 11/5/20	3,000,000	3,013,470
Stratford Gen. Oblig. BAN Series 2019, 2% 9/17/20	4,200,000	4,208,441
Tolland Gen. Oblig. BAN Series 2019, 2% 9/17/20	8,300,000	8,318,846
Town of Somers BAN Series 2019, 2% 10/15/20	4,300,000	4,309,607
Univ. of Connecticut Gen. Oblig. Bonds Series 2013 A, 5% 8/15/20	750,000	755,420
Waterford Gen. Oblig. BAN Series 2019, 2.25% 7/23/20	400,000	400,631
Watertown Gen. Oblig. BAN Series 2019, 2% 10/23/20	5,000,000	5,015,150
		86,972,103
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.34% tender 6/4/20, CP mode	300,000	300,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.4% tender 6/5/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	900,000	900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020:
0.35% tender 6/9/20, CP mode	300,000	300,000
0.4% tender 6/4/20, CP mode	300,000	300,000
		1,500,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 1.45% tender 6/11/20, CP mode	500,000	500,000
Series A1, 0.45% tender 6/11/20, CP mode (a)	500,000	500,000
		1,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $89,772,103)		89,772,103
	Shares	Value

Investment Company - 6.5%
Fidelity Municipal Cash Central Fund .15% (h)(i)
(Cost $24,265,693)	24,263,309	24,265,693
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $370,142,783)		370,142,783
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,105,828
NET ASSETS - 100%		$371,248,611

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,125,000 or 3.0% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$200,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.39%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$125,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 6/4/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$10,000,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.39%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$124,646
Total	$124,646

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $345,877,090)	$345,877,090
Fidelity Central Funds (cost $24,265,693)	24,265,693
Total Investment in Securities (cost $370,142,783)		$370,142,783
Cash		10,103
Receivable for investments sold		700,000
Receivable for fund shares sold		24,298
Interest receivable		1,543,732
Distributions receivable from Fidelity Central Funds		2,339
Prepaid expenses		98
Other receivables		72
Total assets		372,423,425
Liabilities
Payable for investments purchased
Regular delivery	$406,884
Delayed delivery	400,000
Payable for fund shares redeemed	207,495
Distributions payable	81
Accrued management fee	111,488
Other affiliated payables	29,931
Other payables and accrued expenses	18,935
Total liabilities		1,174,814
Net Assets		$371,248,611
Net Assets consist of:
Paid in capital		$371,394,379
Total accumulated earnings (loss)		(145,768)
Net Assets		$371,248,611
Net Asset Value, offering price and redemption price per share ($371,248,611 ÷ 370,831,837 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Interest		$2,392,359
Income from Fidelity Central Funds		124,646
Total income		2,517,005
Expenses
Management fee	$701,395
Transfer agent fees	210,495
Accounting fees and expenses	31,130
Custodian fees and expenses	1,850
Independent trustees' fees and expenses	721
Registration fees	21,568
Audit	19,293
Legal	4,049
Miscellaneous	764
Total expenses before reductions	991,265
Expense reductions	(41,129)
Total expenses after reductions		950,136
Net investment income (loss)		1,566,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(86,116)
Fidelity Central Funds	124
Total net realized gain (loss)		(85,992)
Net increase in net assets resulting from operations		$1,480,877

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,566,869	$5,152,061
Net realized gain (loss)	(85,992)	2,151
Net increase in net assets resulting from operations	1,480,877	5,154,212
Distributions to shareholders	(1,566,847)	(5,485,969)
Share transactions
Proceeds from sales of shares	72,861,844	90,744,854
Reinvestment of distributions	1,504,705	5,284,172
Cost of shares redeemed	(122,046,792)	(184,372,588)
Net increase (decrease) in net assets and shares resulting from share transactions	(47,680,243)	(88,343,562)
Total increase (decrease) in net assets	(47,766,213)	(88,675,319)
Net Assets
Beginning of period	419,014,824	507,690,143
End of period	$371,248,611	$419,014,824
Other Information
Shares
Sold	72,861,844	90,744,854
Issued in reinvestment of distributions	1,504,705	5,284,172
Redeemed	(122,046,792)	(184,372,588)
Net increase (decrease)	(47,680,243)	(88,343,562)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.011	.010	.004	.001	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.004	.012	.010	.004	.001	–A
Distributions from net investment income	(.004)	(.011)	(.010)	(.004)	(.001)	–A
Distributions from net realized gain	–	(.001)	–A	–	–A	–A
Total distributions	(.004)	(.012)	(.010)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.39%	1.20%	.98%	.38%	.07%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.32%	.08%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.32%	.08%
Net investment income (loss)	.79%F	1.13%	.96%	.37%	.05%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$371,249	$419,015	$507,690	$695,621	$999,640	$1,719,175

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$319,365,817	$13,493,573	$(1,825,359)	$11,668,214
Fidelity Connecticut Municipal Money Market Fund	370,142,783	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Connecticut Municipal Money Market Fund	$(49,582)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	22,987,380	21,601,323

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.10%	.35%
Fidelity Connecticut Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$435

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $7,994.

In addition, the investment adviser voluntarily agreed to reimburse expenses of Fidelity Connecticut Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Connecticut Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$32,648

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Connecticut Municipal Income Fund	$889
Fidelity Connecticut Municipal Money Market Fund	70

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$354
Fidelity Connecticut Municipal Money Market Fund	417

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$1,000.00	$1,003.00	$2.45
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Connecticut Municipal Money Market Fund	.48%
Actual		$1,000.00	$1,003.90	$2.40
Hypothetical-C		$1,000.00	$1,022.60	$2.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Connecticut Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CTF-SANN-0720
1.704902.122

Fidelity® New Jersey Municipal Income Fund

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® New Jersey Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® New Jersey Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2020

% of fund's net assets
General Obligations	29.4
Health Care	23.5
Transportation	20.8
Education	16.6
Tobacco Bonds	3.1

Quality Diversification (% of fund's net assets)

As of May 31, 2020
AAA	5.2%
AA,A	53.3%
BBB	39.1%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Delaware, New Jersey - 1.9%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,305,340
Series 2014 B, 5% 1/1/23	700,000	779,345
Series 2019, 5% 1/1/32	5,000,000	6,317,250

TOTAL DELAWARE, NEW JERSEY		10,401,935

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,024,050
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,622,880

TOTAL GUAM		2,646,930

New Jersey - 86.1%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,199,090
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,189,510
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,130,803
5% 2/15/26	1,500,000	1,655,145
5% 2/15/27	1,000,000	1,099,160
5% 2/15/28	1,000,000	1,096,050
5% 2/15/29	1,000,000	1,092,730
5% 2/15/32	1,000,000	1,080,410
5% 2/15/33	1,000,000	1,076,280
5% 2/15/34	1,000,000	1,074,630
5% 2/15/35	1,000,000	1,072,910
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,637,470
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,410,202
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,036,750
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	688,884
5% 9/1/24 (FSA Insured)	1,640,000	1,950,403
5% 9/1/25 (FSA Insured)	1,375,000	1,625,690
5% 9/1/39 (FSA Insured)	4,000,000	4,667,040
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	6,974,748
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,978,050
5% 11/1/29 (FSA Insured)	750,000	887,925
5% 11/1/30 (FSA Insured)	605,000	711,516
Series 2019:
4% 7/1/48	1,000,000	1,144,400
5% 7/1/44	1,000,000	1,233,410
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,175,960
4% 1/1/37	395,000	460,598
4% 1/1/38	1,000,000	1,162,250
4% 1/1/39	835,000	967,598
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,187,670
5% 11/1/28	1,050,000	1,344,494
5% 11/1/29	1,035,000	1,319,335
5% 11/1/30	800,000	1,014,000
5% 11/1/31	500,000	628,285
Monmouth County Impt. Auth. Rev. Series 2019 B, 4% 12/1/33	1,000,000	1,223,370
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,580,645
5% 9/1/26	600,000	649,164
5% 9/1/27	440,000	475,336
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	775,230
Series A, 5% 11/1/35	5,000,000	5,254,900
Series II, 5% 3/1/26	4,310,000	4,408,871
Series NN, 5% 3/1/21	2,500,000	2,529,136
Series WW:
5.25% 6/15/40	1,895,000	1,960,548
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	130,424
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,729,225
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	2,175,000	2,029,710
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	780,030
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,622,025
5.375% 1/1/43 (a)	2,000,000	2,166,440
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,812,195
5% 6/1/31 (FSA Insured)	1,500,000	1,802,505
5% 6/1/37 (FSA Insured)	4,000,000	4,690,600
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,382,300
Series 2012, 5% 6/15/20	5,000,000	5,003,353
Series 2013 NN:
5% 3/1/26	4,130,000	4,276,491
5% 3/1/27	6,570,000	6,793,971
Series 2013:
5% 3/1/23	4,920,000	5,113,553
5% 3/1/25	1,295,000	1,344,003
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,315,456
5.25% 6/15/27	3,000,000	3,211,260
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,370,285
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,221,410
New Jersey Edl. Facilities Auth. Rev. (New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,002,680
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	770,560
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	526,778
5% 7/1/24	690,000	765,803
5% 7/1/25	600,000	678,234
5% 7/1/26	945,000	1,083,140
5% 7/1/29	665,000	765,575
Series 2015 B, 5% 7/1/31	3,000,000	3,353,220
Series 2016 A:
5% 7/1/27	2,875,000	3,270,399
5% 7/1/32	600,000	667,650
Series 2016 B, 5% 9/1/20	4,535,000	4,554,233
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,859,629
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,152,150
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,149,450
Series A:
4% 7/1/50	3,000,000	3,029,940
5% 7/1/32	420,000	495,146
5% 7/1/33	675,000	789,089
5% 7/1/34	540,000	629,003
5% 7/1/35	570,000	661,628
5% 7/1/36	1,095,000	1,266,948
5% 7/1/37	1,095,000	1,261,155
5% 7/1/38	985,000	1,131,489
5% 7/1/39	1,040,000	1,190,062
5% 7/1/40	1,035,000	1,180,800
5% 7/1/45	3,500,000	3,943,065
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,942,870
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,074,867
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	800,884
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	981,462
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (c)	2,000,000	2,321,800
Series 2019 B3, 5%, tender 7/1/26 (c)	5,000,000	5,915,800
Series 2011:
5% 7/1/23	2,500,000	2,736,325
5% 7/1/24	2,100,000	2,293,704
5% 7/1/25	2,265,000	2,467,174
Series 2013 A:
5% 7/1/28	1,080,000	1,211,004
5% 7/1/32	1,600,000	1,765,936
5.25% 7/1/28	3,250,000	3,564,795
Series 2013:
5% 7/1/24	1,250,000	1,450,050
5% 7/1/26	1,335,000	1,504,598
Series 2014 A:
4% 7/1/45	1,300,000	1,350,661
5% 7/1/30	700,000	781,123
5% 7/1/31	455,000	505,086
5% 7/1/32	1,000,000	1,105,820
5% 7/1/44	3,635,000	3,962,404
5% 7/1/45	2,225,000	2,405,492
Series 2016 A:
5% 7/1/22	2,000,000	2,157,060
5% 7/1/26	1,565,000	1,869,565
5% 7/1/27	100,000	121,864
5% 7/1/27	1,685,000	2,004,476
5% 7/1/28	2,000,000	2,429,700
5% 7/1/28	2,000,000	2,359,200
5% 7/1/29	3,660,000	4,428,417
5% 7/1/29	1,550,000	1,821,033
5% 7/1/30	1,200,000	1,445,052
5% 7/1/30	2,000,000	2,326,200
5% 7/1/31	5,100,000	5,919,111
5% 7/1/31	10,195,000	11,876,563
5% 7/1/33	1,000,000	1,149,090
5% 7/1/39	11,000,000	12,814,112
5% 7/1/43	2,500,000	2,820,150
Series 2016:
4% 7/1/48	425,000	433,407
5% 7/1/23	1,240,000	1,357,168
5% 7/1/24	1,000,000	1,120,910
5% 7/1/26	800,000	928,032
5% 7/1/29	1,050,000	1,287,762
5% 7/1/30	605,000	738,221
5% 7/1/31	400,000	484,164
5% 7/1/35	950,000	1,054,253
5% 7/1/36	565,000	625,037
5% 7/1/41	4,835,000	5,294,277
Series 2017 A:
5% 7/1/25	110,000	131,428
5% 7/1/52	4,265,000	4,993,249
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,279,100
Series 2013:
4% 12/1/20 (a)	2,500,000	2,535,726
5% 12/1/21 (a)	3,600,000	3,800,952
5% 12/1/22 (a)	2,250,000	2,434,590
Series 2014 1A, 5% 12/1/21 (a)	1,800,000	1,900,476
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,623,524
Series 2017 1A:
5% 12/1/22 (a)	500,000	541,020
5% 12/1/25 (a)	3,000,000	3,478,980
5% 12/1/27 (a)	2,500,000	2,923,700
Series 2018 B, 5% 12/1/28 (a)	950,000	1,135,412
Series 2019 A:
5% 12/1/26	2,525,000	3,035,656
5% 12/1/27	2,000,000	2,452,080
5% 12/1/28	700,000	864,220
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2019 C, 1.58%, tender 6/1/20 (c)	1,700,000	1,700,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,558,264
4% 10/1/24 (a)	2,370,000	2,639,730
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	208,238
5% 7/1/28	225,000	281,180
5% 7/1/29	270,000	343,184
5% 7/1/30	260,000	328,263
5% 7/1/31	375,000	470,239
5% 7/1/32	375,000	466,590
5% 7/1/33	170,000	210,186
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	103,683
5% 6/1/23	800,000	884,352
5% 6/1/24	1,000,000	1,135,440
5% 6/1/25	3,000,000	3,489,420
5% 6/1/26	3,000,000	3,560,970
5% 6/1/27	1,000,000	1,211,240
5% 6/1/28	2,000,000	2,464,280
Series 2018 B, 3.2% 6/1/27	3,855,000	3,890,620
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,924,434
Series 2014 A, 5% 1/1/32	5,000,000	5,648,600
Series 2017 B:
5% 1/1/33	5,000,000	6,064,350
5% 1/1/34	2,500,000	3,020,225
Series 2019 A, 5% 1/1/48	2,000,000	2,362,660
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,251,384
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,842,800
0% 12/15/34	4,000,000	2,577,320
Series 2008 A, 0% 12/15/36	25,000,000	11,351,750
Series 2009 A, 0% 12/15/38	13,900,000	5,618,658
Series 2010 A:
0% 12/15/27	3,000,000	2,216,040
0% 12/15/30	14,750,000	9,328,048
Series 2010 A3, 0% 12/15/34	10,775,000	5,494,819
Series 2011 A, 5.25% 6/15/25	6,000,000	6,101,580
Series 2011 B:
5.25% 6/15/25	3,185,000	3,238,922
5.25% 6/15/26	2,000,000	2,031,920
Series 2016 A:
5% 6/15/20	2,365,000	2,366,970
5% 6/15/29	750,000	810,570
5% 6/15/30	5,000,000	5,376,000
Series 2018 A, 5% 6/15/31	3,000,000	3,210,540
Series A:
5% 12/15/32	2,600,000	2,782,494
5% 12/15/33	2,850,000	3,030,833
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,382,948
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	221,626
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,561,960
5% 5/1/25	750,000	885,458
5% 5/1/26	700,000	843,493
5% 5/1/27	750,000	923,843
5% 5/1/28	700,000	877,954
5% 5/1/29	500,000	638,610
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	755,229
5% 1/1/31 (a)	1,950,000	1,995,104
5% 1/1/33 (a)	750,000	762,263
5% 1/1/35 (a)	2,000,000	2,026,680
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	235,950
5% 11/1/29 (FSA Insured)	1,750,000	2,071,878
5% 11/1/30 (FSA Insured)	1,740,000	2,035,087
5% 11/1/31 (FSA Insured)	1,500,000	1,736,250
5% 11/1/32 (FSA Insured)	1,230,000	1,413,122
5% 11/1/33 (FSA Insured)	750,000	857,145

TOTAL NEW JERSEY		470,761,846

New York And New Jersey - 6.8%
Port Auth. of New York & New Jersey:
Series 163, 5% 7/15/35	3,255,000	3,267,890
Series 2016, 5% 11/15/32 (a)	5,000,000	5,800,100
Series 2018, 5% 9/15/34 (a)	5,000,000	5,917,650
Series 207, 5% 9/15/29 (a)	1,750,000	2,120,300
Series 209, 5% 7/15/35	3,970,000	4,817,516
Series 213, 5% 9/1/39	5,390,000	6,570,302
Series 214:
5% 9/1/30 (a)	250,000	310,143
5% 9/1/36 (a)	6,785,000	8,178,571

TOTAL NEW YORK AND NEW JERSEY		36,982,472

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,206,330
Pennsylvania, New Jersey - 2.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A, 5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	500,000	549,365
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,101,750
5% 7/1/26	650,000	788,821
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	369,504
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	431,088
Series 2019 A, 5% 7/1/44	700,000	884,471
Series 2019 B:
5% 7/1/31	800,000	1,061,088
5% 7/1/32	1,000,000	1,315,960
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,139,680
Series 2018 A:
5% 1/1/37	1,200,000	1,466,256
5% 1/1/38	1,450,000	1,759,778
5% 1/1/39	1,190,000	1,440,055
5% 1/1/40	1,250,000	1,509,338

TOTAL PENNSYLVANIA, NEW JERSEY		15,817,154

TOTAL MUNICIPAL BONDS
(Cost $519,853,240)		537,816,667
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $519,853,240)		537,816,667
NET OTHER ASSETS (LIABILITIES) - 1.6%		8,762,918
NET ASSETS - 100%		$546,579,585

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,555,260 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$537,816,667	$--	$537,816,667	$--
Total Investments in Securities:	$537,816,667	$--	$537,816,667	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.4%
Health Care	23.5%
Transportation	20.8%
Education	16.6%
Others* (Individually Less Than 5%)	9.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $519,853,240)		$537,816,667
Cash		1,830,312
Receivable for fund shares sold		411,309
Interest receivable		7,767,896
Prepaid expenses		121
Other receivables		1,515
Total assets		547,827,820
Liabilities
Payable for fund shares redeemed	$610,082
Distributions payable	410,731
Accrued management fee	157,176
Other affiliated payables	46,249
Other payables and accrued expenses	23,997
Total liabilities		1,248,235
Net Assets		$546,579,585
Net Assets consist of:
Paid in capital		$525,934,569
Total accumulated earnings (loss)		20,645,016
Net Assets		$546,579,585
Net Asset Value, offering price and redemption price per share ($546,579,585 ÷ 46,178,922 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Interest		$8,749,364
Expenses
Management fee	$1,016,459
Transfer agent fees	220,263
Accounting fees and expenses	70,864
Custodian fees and expenses	2,518
Independent trustees' fees and expenses	1,025
Registration fees	24,719
Audit	27,724
Legal	5,776
Miscellaneous	2,078
Total expenses before reductions	1,371,426
Expense reductions	(2,320)
Total expenses after reductions		1,369,106
Net investment income (loss)		7,380,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,788,602
Total net realized gain (loss)		2,788,602
Change in net unrealized appreciation (depreciation) on investment securities		(24,633,570)
Net gain (loss)		(21,844,968)
Net increase (decrease) in net assets resulting from operations		$(14,464,710)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,380,258	$14,997,315
Net realized gain (loss)	2,788,602	3,292,855
Change in net unrealized appreciation (depreciation)	(24,633,570)	30,714,587
Net increase (decrease) in net assets resulting from operations	(14,464,710)	49,004,757
Distributions to shareholders	(10,538,260)	(15,123,867)
Share transactions
Proceeds from sales of shares	73,307,488	104,846,312
Reinvestment of distributions	7,064,143	10,083,932
Cost of shares redeemed	(94,453,164)	(73,791,683)
Net increase (decrease) in net assets resulting from share transactions	(14,081,533)	41,138,561
Total increase (decrease) in net assets	(39,084,503)	75,019,451
Net Assets
Beginning of period	585,664,088	510,644,637
End of period	$546,579,585	$585,664,088
Other Information
Shares
Sold	6,055,476	8,644,852
Issued in reinvestment of distributions	580,635	831,866
Redeemed	(7,958,750)	(6,141,680)
Net increase (decrease)	(1,322,639)	3,335,038

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$11.56	$11.84	$11.55	$11.79	$12.00
Income from Investment Operations
Net investment income (loss)A	.155	.333	.343	.350	.360	.373
Net realized and unrealized gain (loss)	(.424)	.773	(.216)	.379	(.219)	(.189)
Total from investment operations	(.269)	1.106	.127	.729	.141	.184
Distributions from net investment income	(.155)	(.333)	(.343)	(.349)	(.364)	(.372)
Distributions from net realized gain	(.066)	(.003)	(.064)	(.090)	(.017)	(.022)
Total distributions	(.221)	(.336)	(.407)	(.439)	(.381)	(.394)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.84	$12.33	$11.56	$11.84	$11.55	$11.79
Total ReturnC,D	(2.22)%	9.66%	1.10%	6.44%	1.08%	1.56%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47%F	.47%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.47%F	.47%	.47%	.47%	.47%	.48%
Net investment income (loss)	2.55%F	2.75%	2.95%	2.99%	2.98%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$546,580	$585,664	$510,645	$522,402	$531,738	$545,659
Portfolio turnover rate	16%F	12%	18%	17%	15%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/20
1 - 7	70.6
8 - 30	3.5
31 - 60	10.4
61 - 90	3.6
91 - 180	7.6
> 180	4.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Variable Rate Demand Notes (VRDNs)	31.4%
Tender Option Bond	40.5%
Other Municipal Security	22.3%
Investment Companies	6.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

5/31/20
Fidelity® New Jersey Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2020, the most recent period shown in the table, would have been (0.08)%.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 31.4%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 6/5/20, VRDN (a)(b)	$900,000	$900,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.45% 6/5/20, VRDN (a)(b)	300,000	300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 0.5% 6/5/20, VRDN (a)(b)	500,000	500,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.19% 6/5/20, VRDN (a)(b)	1,400,000	1,400,000
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.37% 6/5/20, VRDN (b)	800,000	800,000
Series 2007 B, 0.37% 6/5/20, VRDN (b)	400,000	400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (b)	1,600,000	1,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 6/5/20, VRDN (b)	500,000	500,000
		3,500,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.37% 6/5/20, VRDN (b)	3,500,000	3,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 0.45% 6/5/20, VRDN (a)(b)	100,000	100,000
New Jersey - 24.7%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (b)	12,425,000	12,425,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.2% 6/5/20, LOC JPMorgan Chase Bank, VRDN (b)	6,820,000	6,820,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.12% 6/5/20, LOC TD Banknorth, NA, VRDN (b)	15,800,000	15,800,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.11% 6/5/20, LOC Bank of America NA, VRDN (b)	13,580,000	13,580,000
Series 2008 C, 0.11% 6/5/20, LOC JPMorgan Chase Bank, VRDN (b)	3,600,000	3,600,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.11% 6/5/20, LOC JPMorgan Chase Bank, VRDN (b)	18,710,000	18,710,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.13% 6/5/20, LOC Wells Fargo Bank NA, VRDN (b)	4,275,000	4,275,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.1% 6/5/20, LOC Wells Fargo Bank NA, VRDN (b)	200,000	200,000
(Virtua Health Proj.):
Series 2009 D, 0.09% 6/5/20, LOC TD Banknorth, NA, VRDN (b)	17,670,000	17,670,000
Series 2009 E, 0.09% 6/5/20, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.14% 6/5/20, LOC Citibank NA, VRDN (a)(b)	25,815,000	25,815,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.01% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,395,000	2,395,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.16% 6/5/20, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
		127,190,000
New York And New Jersey - 3.7%
Port Auth. of New York & New Jersey:
Series 1991 3, 0.22% 6/29/20, VRDN (a)(b)(c)	3,800,000	3,800,000
Series 1995 3, 0.22% 6/29/20, VRDN (a)(b)(c)	4,800,000	4,800,000
Series 1995 4, 0.22% 6/29/20, VRDN (a)(b)(c)	10,500,000	10,500,000
		19,100,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.47% 6/1/20, VRDN (b)	900,000	900,000
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 0.45% 6/5/20, VRDN (a)(b)	100,000	100,000
Series 1997, 0.45% 6/5/20, VRDN (a)(b)	2,100,000	2,100,000
		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.45% 6/5/20, VRDN (a)(b)	50,000	50,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.34% 6/5/20, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.3% 6/5/20, VRDN (a)(b)	1,900,000	1,900,000
		2,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $161,940,000)		161,940,000

Tender Option Bond - 40.5%
California - 0.6%
Dignity Health Participating VRDN Series DBE 80 11, 0.36% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,200,000	3,200,000
Florida - 0.4%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.44% 7/10/20 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,800,000	1,800,000
New Jersey - 31.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)(f)	5,200,000	5,200,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 0.19% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,275,000	4,275,000
Series Floaters XG 02 22, 0.14% 6/5/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,460,000	2,460,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,200,000	2,200,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series XF 08 82, 0.19% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	4,460,000	4,460,000
Series ZF 08 12, 0.18% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	13,550,000	13,550,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,695,000	11,695,000
Series Floaters 012, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,585,000	11,585,000
Series Floaters XF 10 48, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	12,385,000	12,385,000
Series Floaters XF 23 93, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,050,000	9,050,000
Series Floaters XL 00 52, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,400,000	1,400,000
Series Floaters XX 10 91, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,600,000	4,600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,335,000	4,335,000
Series 15 XF0149, 0.11% 6/5/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,670,000	1,670,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN:
Series Floaters XG 01 78, 0.18% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	9,300,000	9,300,000
Series XL 01 15, 0.21% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,250,000	2,250,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series Floaters XF 27 97, 0.22% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,340,000	3,340,000
Series Floaters XG 02 28, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,030,000	2,030,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,100,000	1,100,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,415,000	3,415,000
Series Floaters XG 02 05, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,660,000	3,660,000
Series Floaters XG 02 24, 0.17% 6/5/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	7,100,000	7,100,000
Series Floaters XX 10 93, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,400,000	5,400,000
Series XG 02 58, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,160,000	1,160,000
Rutgers State Univ. Rev. Participating VRDN:
Series XF 22 95, 0.11% 6/5/20 (Liquidity Facility Citibank NA) (b)(d)(e)	2,900,000	2,900,000
Series ZF 24 76, 0.1% 6/5/20 (Liquidity Facility Citibank NA) (b)(d)(e)	3,315,000	3,315,000
Series ZF 24 77, 0.1% 6/5/20 (Liquidity Facility Citibank NA) (b)(d)(e)	1,300,000	1,300,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,940,000	1,940,000
Union County Impt. Auth. Rev. Participating VRDN:
Series Floaters XG 02 21, 0.14% 6/5/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	800,000	800,000
Series XG 00 57, 0.24% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN:
Series Floaters ZF 24 78, 0.08% 6/1/20 (Liquidity Facility Citibank NA) (b)(d)(e)	1,900,000	1,900,000
Series ZF 24 79, 0.08% 6/1/20 (Liquidity Facility Citibank NA) (b)(d)(e)	1,300,000	1,300,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.22% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	13,140,000	13,140,000
		160,175,000
New York And New Jersey - 8.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,675,000	1,675,000
Series 16 XF0407, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	6,170,000	6,170,000
Series 16 ZF0367, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	7,155,000	7,155,000
Series 16 ZM0160, 0.28% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	9,870,000	9,870,000
Series DB 8033, 0.29% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	500,000	500,000
Series Floaters YX 10 34, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	780,000	780,000
Series Floaters ZF 02 69, 0.24% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	100,000	100,000
Series MS 3321, 0.24% 6/5/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	4,970,000	4,970,000
Series XF 08 08, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	300,000	300,000
Series XF 09 38, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	3,200,000	3,200,000
Series XG 02 65 0.19% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	3,380,000	3,380,000
Series XL 01 10, 0.28% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	3,795,000	3,795,000
		41,895,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.39% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	200,000	200,000
Texas - 0.2%
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 0.27% 6/5/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	270,000	270,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	700,000	700,000
		970,000
TOTAL TENDER OPTION BOND
(Cost $208,640,000)		208,640,000

Other Municipal Security - 22.3%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.34% tender 6/4/20, CP mode	300,000	300,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.4% tender 6/5/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	1,200,000	1,200,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020:
0.35% tender 6/9/20, CP mode	400,000	400,000
0.4% tender 6/4/20, CP mode	400,000	400,000
		2,000,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.39%, tender 12/28/20 (b)(g)	100,000	100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 0.45% tender 6/11/20, CP mode (a)	700,000	700,000
New Jersey - 19.5%
Avalon Borough Gen. Oblig. BAN Series 2020, 2% 2/12/21	4,285,520	4,311,279
Bergen County Gen. Oblig. BAN Series 2019, 2% 12/11/20	340,000	341,587
Borough of Maywood BAN Series 2019, 2.25% 11/6/20	1,810,000	1,817,016
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1, 3% 11/20/20	3,000,000	3,024,358
City of Hackensack BAN Series 2019, 2% 12/9/20	2,500,000	2,509,261
Closter Gen. Oblig. BAN Series 2019, 2.25% 6/5/20	3,000,000	3,000,197
Cranford Township Gen. Oblig. BAN Series 2019:
2.25% 6/26/20	2,000,000	2,000,982
2.25% 10/23/20	3,600,000	3,613,422
Denville Township BAN Series 2019, 2.25% 10/9/20	3,195,500	3,205,238
East Hanover Township BAN Series 2019, 2.25% 8/14/20	5,339,763	5,349,236
Essex County Gen. Oblig. BAN Series 2019, 1.5% 9/8/20	900,000	901,136
Fairfield Township BAN:
Series 2019, 2% 9/30/20	4,600,000	4,611,132
Series 2020, 2% 9/30/20	4,425,000	4,438,246
Fairview Gen. Oblig. BAN Series 2019, 2% 8/28/20	2,904,000	2,908,823
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	1,000,000	1,004,260
Hasbrouck Heights Board of Ed. BAN Series 2019, 2.25% 7/10/20	3,525,000	3,527,549
Hopatcong Borough Gen. Oblig. BAN Series 2019, 2.5% 7/24/20	3,024,940	3,029,298
Lyndhurst Township Gen. Oblig. BAN:
Series 2019, 1.875% 9/10/20	1,700,000	1,702,870
Series 2020, 1.5% 2/5/21	1,500,000	1,503,725
Medford Township Gen. Oblig. BAN Series 2019 A, 2.25% 10/9/20	4,900,000	4,914,403
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	4,000,000	4,006,828
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 EE, 5% 9/1/20 (Escrowed to Maturity)	3,200,000	3,234,242
Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	300,000	309,132
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
Series 2013, 4% 7/1/20	1,305,000	1,308,225
Series 2019, 3% 7/1/20	4,005,000	4,010,732
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds Series 2013, 4% 12/1/20 (a)	1,550,000	1,573,278
Oakland Gen. Oblig. BAN Series 2019, 2% 12/11/20	4,451,000	4,468,606
Passaic County Gen. Oblig. BAN Series 2019 A, 2% 12/3/20	2,700,000	2,714,182
Passaic County Impt. Auth. BAN Series 2019, 3% 8/25/20 (Passaic County Gen. Oblig. Guaranteed)	6,175,000	6,199,993
Raritan BAN Series 2019, 2.25% 7/9/20	2,300,000	2,301,717
Robbinsville Township Gen. Oblig. BAN Series 2019 A, 2.25% 7/22/20	4,500,000	4,505,565
Summit Gen. Oblig. BAN Series 2019, 2% 10/23/20	1,800,000	1,805,241
Verona Township Gen. Oblig. BAN Series 2020, 2% 3/5/21	3,400,000	3,423,997
Watchung Gen. Oblig. BAN Series 2019, 2.25% 10/30/20	2,800,000	2,810,628
		100,386,384
New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Bonds:
Series 177, 5% 7/15/20 (a)	600,000	602,146
Series 186, 5% 10/15/20 (a)	900,000	909,888
Series 202, 5% 10/15/20 (a)	1,260,000	1,276,992
Series A, 1.2% 7/16/20, CP (a)	4,500,000	4,500,000
Series B:
0.95% 7/15/20, CP	1,900,000	1,900,000
1.2% 7/8/20, CP	2,200,000	2,200,000
		11,389,026
TOTAL OTHER MUNICIPAL SECURITY
(Cost $114,875,410)		114,875,410
	Shares	Value

Investment Company - 6.6%
Fidelity Municipal Cash Central Fund .15% (h)(i)
(Cost $33,906,000)	33,902,610	33,906,000
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $519,361,410)		519,361,410
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,268,500)
NET ASSETS - 100%		$515,092,910

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,400,000 or 4.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 6/4/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$5,200,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	2/6/20	$1,100,000
Port Auth. of New York & New Jersey Series 1991 3, 0.22% 6/4/20, VRDN	12/3/03	$3,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.22% 6/29/20, VRDN	9/15/95	$4,800,000
Port Auth. of New York & New Jersey Series 1995 4, 0.22% 6/29/20, VRDN	8/9/02	$10,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$184,297
Total	$184,297

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $485,455,410)	$485,455,410
Fidelity Central Funds (cost $33,906,000)	33,906,000
Total Investment in Securities (cost $519,361,410)		$519,361,410
Cash		10,078
Receivable for fund shares sold		89,259
Interest receivable		2,183,796
Distributions receivable from Fidelity Central Funds		2,289
Prepaid expenses		138
Other receivables		367
Total assets		521,647,337
Liabilities
Payable for investments purchased
Regular delivery	$950,000
Delayed delivery	5,200,000
Payable for fund shares redeemed	192,383
Distributions payable	160
Accrued management fee	152,649
Other affiliated payables	40,067
Other payables and accrued expenses	19,168
Total liabilities		6,554,427
Net Assets		$515,092,910
Net Assets consist of:
Paid in capital		$515,330,129
Total accumulated earnings (loss)		(237,219)
Net Assets		$515,092,910
Net Asset Value, offering price and redemption price per share ($515,092,910 ÷ 514,482,184 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Interest		$3,318,897
Income from Fidelity Central Funds		184,297
Total income		3,503,194
Expenses
Management fee	$961,531
Transfer agent fees	351,066
Accounting fees and expenses	40,837
Custodian fees and expenses	2,337
Independent trustees' fees and expenses	988
Registration fees	22,124
Audit	18,827
Legal	6,755
Miscellaneous	1,544
Total expenses before reductions	1,406,009
Expense reductions	(27,061)
Total expenses after reductions		1,378,948
Net investment income (loss)		2,124,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(75,319)
Fidelity Central Funds	1,494
Total net realized gain (loss)		(73,825)
Net increase in net assets resulting from operations		$2,050,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,124,246	$7,015,865
Net realized gain (loss)	(73,825)	87,556
Net increase in net assets resulting from operations	2,050,421	7,103,421
Distributions to shareholders	(2,124,314)	(7,255,552)
Share transactions
Proceeds from sales of shares	60,204,619	75,168,944
Reinvestment of distributions	2,046,195	6,981,963
Cost of shares redeemed	(117,884,087)	(227,261,625)
Net increase (decrease) in net assets and shares resulting from share transactions	(55,633,273)	(145,110,718)
Total increase (decrease) in net assets	(55,707,166)	(145,262,849)
Net Assets
Beginning of period	570,800,076	716,062,925
End of period	$515,092,910	$570,800,076
Other Information
Shares
Sold	60,204,619	75,168,944
Issued in reinvestment of distributions	2,046,195	6,981,963
Redeemed	(117,884,087)	(227,261,625)
Net increase (decrease)	(55,633,273)	(145,110,718)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.011	.009	.004	.001	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.004	.011	.010	.004	.001	–A
Distributions from net investment income	(.004)	(.011)	(.009)	(.004)	(.001)	–A
Distributions from net realized gain	–	–A	(.001)	–	–	–
Total distributions	(.004)	(.011)	(.010)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.39%	1.13%	1.02%	.37%	.07%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.51%	.51%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%F	.51%	.51%	.50%	.32%	.08%
Expenses net of all reductions	.50%F	.51%	.51%	.50%	.32%	.08%
Net investment income (loss)	.78%F	1.09%	.91%	.36%	.05%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$515,093	$570,800	$716,063	$983,578	$1,487,175	$2,338,651

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$519,858,153	$24,168,315	$(6,209,801)	$17,958,514
Fidelity New Jersey Municipal Money Market Fund	519,361,410	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity New Jersey Municipal Money Market Fund	$(163,326)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	44,791,554	55,015,230

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.10%	.35%
Fidelity New Jersey Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.08%
Fidelity New Jersey Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.02
Fidelity New Jersey Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$728

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $26,117.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity New Jersey Municipal Income Fund	$1,732
Fidelity New Jersey Municipal Money Market Fund	376

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$588
Fidelity New Jersey Municipal Money Market Fund	568

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$1,000.00	$977.80	$2.32
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Fidelity New Jersey Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,003.90	$2.50
Hypothetical-C		$1,000.00	$1,022.50	$2.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The New Jersey Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NJN-SANN-0720
1.704871.122

Fidelity® New Jersey AMT Tax-Free Money Market Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2020

Days	% of fund's investments
1 - 7	71.7
8 - 30	5.4
31 - 60	7.7
61 - 90	4.0
91 - 180	7.3
> 180	3.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Variable Rate Demand Notes (VRDNs)	27.7%
Tender Option Bond	34.7%
Other Municipal Security	26.4%
Investment Companies	11.4%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

5/29/20
Institutional Class	0.23%
Fidelity® New Jersey AMT Tax-Free Money Market Fund	0.13%
Service Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2020, the most recent period shown in the table, would have been 0.18% for Institutional Class and (0.07)% for Service Class.

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 27.7%
	Principal Amount	Value
Alabama - 0.8%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.2% 6/5/20, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 0.2% 6/5/20, VRDN (a)	800,000	800,000
		3,300,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.22% 6/5/20, VRDN (a)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.4% 6/5/20, VRDN (a)	200,000	200,000
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.3% 6/5/20, VRDN (a)	900,000	900,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.37% 6/5/20, VRDN (a)	100,000	100,000
Series 2007 B, 0.37% 6/5/20, VRDN (a)	300,000	300,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	500,000	500,000
		1,000,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.4% 6/5/20, VRDN (a)	700,000	700,000
Series 2010 B1, 0.37% 6/5/20, VRDN (a)	2,000,000	2,000,000
		2,700,000
New Jersey - 21.7%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,630,000	6,630,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.03% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	11,300,000	11,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.2% 6/5/20, LOC JPMorgan Chase Bank, VRDN (a)	500,000	500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.11% 6/5/20, LOC Bank of America NA, VRDN (a)	9,725,000	9,725,000
Series 2008 C, 0.11% 6/5/20, LOC JPMorgan Chase Bank, VRDN (a)	11,895,000	11,895,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.11% 6/5/20, LOC JPMorgan Chase Bank, VRDN (a)	20,300,000	20,300,000
Series 2006 A5, 0.1% 6/5/20, LOC Wells Fargo Bank NA, VRDN (a)	2,375,000	2,375,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.13% 6/5/20, LOC Wells Fargo Bank NA, VRDN (a)	5,130,000	5,130,000
(Virtua Health Proj.):
Series 2009 C, 0.02% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2009 D, 0.09% 6/5/20, LOC TD Banknorth, NA, VRDN (a)	17,250,000	17,250,000
Series 2009 E, 0.09% 6/5/20, LOC TD Banknorth, NA, VRDN (a)	2,055,000	2,055,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 0.01% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,000,000	1,000,000
(ExxonMobil Proj.) Series 1989, 0.03% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,800,000	2,800,000
		93,260,000
New York And New Jersey - 3.3%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.19% 6/29/20, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 0.19% 6/29/20, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 0.19% 6/29/20, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.47% 6/1/20, VRDN (a)	800,000	800,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 6/5/20, VRDN (a)	1,400,000	1,400,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 0.2% 6/5/20, VRDN (a)	100,000	100,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.32% 6/5/20, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 0.2% 6/5/20, VRDN (a)	200,000	200,000
Series 1994, 0.32% 6/5/20, VRDN (a)	100,000	100,000
		500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $118,960,000)		118,960,000

Tender Option Bond - 34.7%
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 0.26% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Florida - 0.4%
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.24% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.44% 7/10/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,400,000	1,400,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.24% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		1,600,000
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 0.34% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	800,000	800,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,085,000	1,085,000
Illinois Gen. Oblig. Participating VRDN Series XM 07 59, 0.33% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	300,000	300,000
		2,185,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	100,000	100,000
New Jersey - 22.3%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)(e)	4,300,000	4,300,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 0.19% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	600,000	600,000
Series Floaters XG 02 22, 0.14% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500,000	500,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,620,000	4,620,000
Series Floaters 012, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,645,000	4,645,000
Series Floaters XF 23 93, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600,000	1,600,000
Series Floaters XF 25 38, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,810,000	2,810,000
Series Floaters XG 01 68, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000,000	1,000,000
Series Floaters XL 00 52, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000,000	1,000,000
Series Floaters XX 10 91, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,410,000	4,410,000
Series XG 02 61, 0.18% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000,000	1,000,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.11% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,000,000	3,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 0.1% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series Floaters XF 27 97, 0.22% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,405,000	2,405,000
Series Floaters XG 02 28, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,435,000	1,435,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series G 119, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	900,000	900,000
Participating VRDN Series Floaters XG 02 00, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,890,000	8,890,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,300,000	7,300,000
Series Floaters XG 02 05, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,990,000	1,990,000
Series Floaters XG 02 24, 0.17% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,000,000	6,000,000
Series Floaters XG 02 29, 0.17% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,320,000	3,320,000
Series XF 08 37, 0.19% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,800,000	4,800,000
Series XG 02 58, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,240,000	4,240,000
Series YX 11 38, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300,000	4,300,000
Rutgers State Univ. Rev. Participating VRDN:
Series XF 04 38, 0.12% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,665,000	2,665,000
Series XF 22 95, 0.11% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000,000	2,000,000
Series ZF 24 77, 0.1% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,635,000	1,635,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,800,000	1,800,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.24% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN:
Series Floaters ZF 24 78, 0.08% 6/1/20 (Liquidity Facility Citibank NA) (a)(c)(d)	535,000	535,000
Series ZF 24 79, 0.08% 6/1/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,045,000	1,045,000
		95,705,000
New York And New Jersey - 10.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 0.24% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000,000	9,000,000
Series 16 XF2211, 0.2% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,400,000	4,400,000
Series DB 8033, 0.29% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	900,000	900,000
Series Floaters XF 05 62, 0.16% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	175,000	175,000
Series Floaters XF 06 97, 0.16% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	2,285,000	2,285,000
Series Floaters XF 26 00, 0.15% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	12,160,000	12,160,000
Series Floaters XF 27 61, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,600,000	5,600,000
Series Floaters XM 05 05, 0.17% 6/5/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,509,000	2,509,000
Series Floaters ZF 26 87, 0.15% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	520,000	520,000
Series MS 3249, 0.24% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	500,000	500,000
Series ROC II R 14077, 0.15% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	7,900,000	7,900,000
		45,949,000
Ohio - 0.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.26% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.27% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	700,000	700,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
		1,300,000
Pennsylvania - 0.1%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.39% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	200,000	200,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
Texas - 0.3%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	245,000	245,000
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 0.27% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	180,000	180,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.24% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	300,000	300,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	600,000	600,000
		1,325,000
TOTAL TENDER OPTION BOND
(Cost $148,964,000)		148,964,000

Other Municipal Security - 26.4%
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Bonds Series 2010, 5.625% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	990,000	993,832
Georgia - 0.0%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.26%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	195,000	195,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.34% tender 6/4/20, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020:
0.35% tender 6/9/20, CP mode	300,000	300,000
0.4% tender 6/4/20, CP mode	400,000	400,000
		700,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.45% tender 6/11/20, CP mode	600,000	600,000
New Jersey - 24.4%
Avalon Borough Gen. Oblig. BAN Series 2020, 2% 2/12/21	3,800,000	3,822,841
Bergen County Gen. Oblig. BAN Series 2019 A, 3% 6/12/20	5,000,000	5,002,295
Brick Township Gen. Oblig. BAN Series 2019, 2.25% 6/24/20	700,000	700,471
City of Hackensack BAN Series 2019, 2% 12/9/20	2,165,000	2,173,020
Closter Gen. Oblig. BAN Series 2019, 2.25% 6/5/20	2,184,424	2,184,567
Cranford Township Gen. Oblig. BAN Series 2019:
2.25% 6/26/20	2,850,000	2,851,400
2.25% 10/23/20	4,400,000	4,416,404
Denville Township BAN Series 2019, 2.25% 10/9/20	2,500,000	2,507,619
East Hanover Township BAN Series 2019, 2.25% 8/14/20	4,100,000	4,107,273
Essex County Gen. Oblig. BAN Series 2019, 1.5% 9/8/20	1,160,000	1,161,465
Fairfield Township BAN:
Series 2019, 2% 9/30/20	3,871,631	3,881,000
Series 2020, 2% 9/30/20	3,900,000	3,911,674
Fairview Gen. Oblig. BAN Series 2019, 2% 8/28/20	2,300,000	2,303,820
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	1,000,000	1,004,260
Hasbrouck Heights Board of Ed. BAN Series 2019, 2.25% 7/10/20	2,700,000	2,701,953
Hopatcong Borough Gen. Oblig. BAN Series 2019, 2.5% 7/24/20	2,300,000	2,303,314
Lyndhurst Township Gen. Oblig. BAN:
Series 2019, 1.875% 9/10/20	2,420,000	2,424,030
Series 2020, 1.5% 2/5/21	1,000,000	1,002,483
Medford Township Gen. Oblig. BAN Series 2019 A, 2.25% 10/9/20	3,076,875	3,085,919
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	1,600,000	1,602,731
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 EE, 5% 9/1/20 (Escrowed to Maturity)	2,100,000	2,122,887
Series LL, 5.875%	17,020,000	17,020,000
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2019, 3% 7/1/20	3,600,000	3,605,143
North Brunswick Township Gen. Oblig. BAN Series 2019 A, 3% 7/21/20	4,000,000	4,009,167
Oakland Gen. Oblig. BAN Series 2019, 2% 12/11/20	3,800,000	3,815,031
Passaic County Gen. Oblig. BAN Series 2019 A, 2% 12/3/20	1,800,000	1,809,536
Passaic County Impt. Auth. BAN Series 2019, 3% 8/25/20 (Passaic County Gen. Oblig. Guaranteed)	4,650,000	4,668,991
Raritan BAN Series 2019, 2.25% 7/9/20	1,716,836	1,718,118
Robbinsville Township Gen. Oblig. BAN Series 2019 A, 2.25% 7/22/20	3,410,000	3,414,217
Somerset County Gen. Oblig. BAN Series 2019, 3% 9/11/20	500,000	502,784
Summit Gen. Oblig. BAN Series 2019, 2% 10/23/20	3,499,000	3,509,188
Verona Township Gen. Oblig. BAN Series 2020, 2% 3/5/21	3,022,500	3,043,832
Watchung Gen. Oblig. BAN Series 2019, 2.25% 10/30/20	2,351,000	2,359,924
		104,747,357
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey Series B:
0.95% 7/15/20, CP	1,580,000	1,580,000
1% 8/26/20, CP	4,400,000	4,400,000
		5,980,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $113,516,189)		113,516,189
	Shares	Value

Investment Company - 11.4%
Fidelity Tax-Free Cash Central Fund .10% (g)(h)	49,011,946	49,019,686
(Cost $49,019,686)
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $430,459,875)		430,459,875
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(816,712)
NET ASSETS - 100%		$429,643,163

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,945,000 or 4.6% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$245,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 6/4/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$4,300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$300,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$100,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	2/6/20	$900,000
Port Auth. of New York & New Jersey Series 1992 2, 0.19% 6/29/20, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.19% 6/29/20, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.19% 6/29/20, VRDN	9/15/97	$3,100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$209,221
Total	$209,221

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $381,440,189)	$381,440,189
Fidelity Central Funds (cost $49,019,686)	49,019,686
Total Investment in Securities (cost $430,459,875)		$430,459,875
Cash		3,231,019
Receivable for investments sold		575,000
Receivable for fund shares sold		223,296
Interest receivable		2,325,237
Distributions receivable from Fidelity Central Funds		4,257
Receivable from investment adviser for expense reductions		10,724
Other receivables		585
Total assets		436,829,993
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,600,000
Payable for fund shares redeemed	1,486,257
Distributions payable	3,892
Accrued management fee	72,016
Distribution and service plan fees payable	31
Other affiliated payables	24,634
Total liabilities		7,186,830
Net Assets		$429,643,163
Net Assets consist of:
Paid in capital		$429,777,978
Total accumulated earnings (loss)		(134,815)
Net Assets		$429,643,163
Net Asset Value and Maximum Offering Price
New Jersey AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($157,834,195 ÷ 157,672,750 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($271,650,311 ÷ 271,466,198 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($158,657 ÷ 158,550 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Interest		$2,503,901
Income from Fidelity Central Funds		209,221
Total income		2,713,122
Expenses
Management fee	$465,475
Transfer agent fees	158,633
Distribution and service plan fees	209
Independent trustees' fees and expenses	835
Total expenses before reductions	625,152
Expense reductions	(75,329)
Total expenses after reductions		549,823
Net investment income (loss)		2,163,299
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(55,647)
Fidelity Central Funds	1,844
Total net realized gain (loss)		(53,803)
Net increase in net assets resulting from operations		$2,109,496

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,163,299	$5,939,976
Net realized gain (loss)	(53,803)	4,556
Net increase in net assets resulting from operations	2,109,496	5,944,532
Distributions to shareholders	(2,164,639)	(5,939,331)
Share transactions - net increase (decrease)	(52,215,735)	25,965,764
Total increase (decrease) in net assets	(52,270,878)	25,970,965
Net Assets
Beginning of period	481,914,041	455,943,076
End of period	$429,643,163	$481,914,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.012	.011	.005	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.004	.012	.011	.005	.002	.001
Distributions from net investment income	(.004)	(.012)	(.011)	(.005)	(.002)	–A
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	(.004)	(.012)	(.011)	(.005)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.43%	1.21%	1.11%	.55%	.16%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.30%	.30%	.30%	.24%	.07%
Expenses net of all reductions	.30%F	.30%	.30%	.30%	.24%	.07%
Net investment income (loss)	.86%F	1.20%	1.11%	.55%	.16%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$157,834	$172,947	$185,546	$151,989	$134,802	$147,426

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.013	.012	.006	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.005	.013	.012	.006	.002	.001
Distributions from net investment income	(.005)	(.013)	(.012)	(.006)	(.002)	–A
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	(.005)	(.013)	(.012)	(.006)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.48%	1.31%	1.21%	.65%	.23%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.20%	.17%	.07%
Expenses net of all reductions	.20%F	.20%	.20%	.20%	.17%	.07%
Net investment income (loss)	.96%F	1.30%	1.21%	.65%	.22%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$271,650	$308,793	$270,195	$191,716	$169,835	$185,128

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.011	.010	.004	.001	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.004	.011	.010	.004	.001	.001
Distributions from net investment income	(.004)	(.011)	(.010)	(.004)	(.001)	–A
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	(.004)	(.011)	(.010)	(.004)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.36%	1.06%	.96%	.39%	.07%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.33%	.07%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.33%	.07%
Net investment income (loss)	.72%F	1.05%	.96%	.40%	.06%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$159	$174	$202	$269	$67	$67

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New Jersey.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$430,459,875

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(77,377)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$209	$207

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market Fund	$84,111
Institutional Class	74,480
Service Class	42
$158,633

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $74,582 and $42, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Service Class	$2

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $703.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
New Jersey AMT Tax-Free Money Market Fund	$726,210	$2,193,628
Institutional Class	1,437,831	3,743,665
Service Class	598	2,038
Total	$2,164,639	$5,939,331

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
New Jersey AMT Tax-Free Money Market Fund
Shares sold	48,669,154	101,245,051	$48,669,154	$101,245,051
Reinvestment of distributions	694,290	2,087,241	694,290	2,087,241
Shares redeemed	(64,456,210)	(115,912,301)	(64,456,210)	(115,912,301)
Net increase (decrease)	(15,092,766)	(12,580,009)	$(15,092,766)	$(12,580,009)
Institutional Class
Shares sold	119,761,769	202,547,485	$119,761,769	$202,547,485
Reinvestment of distributions	1,356,450	3,551,498	1,356,450	3,551,498
Shares redeemed	(158,225,413)	(167,525,757)	(158,225,413)	(167,525,757)
Net increase (decrease)	(37,107,194)	38,573,226	$(37,107,194)	$38,573,226
Service Class
Reinvestment of distributions	598	2,038	598	2,038
Shares redeemed	(16,373)	(29,491)	(16,373)	(29,491)
Net increase (decrease)	(15,775)	(27,453)	$(15,775)	$(27,453)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
New Jersey AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,004.30	$1.50
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Institutional Class	.20%
Actual		$1,000.00	$1,004.80	$1.00
Hypothetical-C		$1,000.00	$1,024.00	$1.01
Service Class	.45%
Actual		$1,000.00	$1,003.60	$2.25
Hypothetical-C		$1,000.00	$1,022.75	$2.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SNJ-SANN-0720
1.850774.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020